Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment based on:(3)
Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(1)(2)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Total Shareholder Return	Peer Group Total Shareholder Return	Net (Loss) Income (millions)	Adjusted EBITDA %(4)

2025	$—	$—	$10,559,567	$14,254,917	$2,350,132	$2,832,791	$64	$136	$47.0	13.7%
2024	$8,916,147	$4,211,172	$23,825,973	$22,798,643	$2,374,526	$1,830,036	$57	$121	$(1,118.6)	11.8%
2023	$7,059,325	$(1,816,558)	$—	$—	$1,675,659	$(222,491)	$71	$120	$(100.2)	18.1%
2022	$8,523,732	$(4,535,253)	$—	$—	$1,836,308	$(42,128)	$100	$120	$243.1	20.1%
2021	$9,199,748	$28,844,127	$—	$—	$2,474,388	$4,661,522	$134	$124	$340.5	19.7%

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	The First PEO until May 1, 2024 and for 2023, 2022 and 2021 was Amir Aghdaei. The Second PEO beginning May 1, 2024 and for 2025 was Paul Keel. The non-PEO NEOs for 2022 and 2021 were Howard Yu (Senior Vice President and Chief Financial Officer), Jean-Claude Kyrillos (Senior Vice President of Diagnostics), Patrik Eriksson (Senior Vice President, President of Nobel Biocare), and Mark Nance (Senior Vice President, General Counsel and Secretary). The non-PEO NEOs for 2023 were Mr. Yu, Mr. Kyrillos, Mr. Eriksson, Mr. Nance, Stephen Keller (Principal Financial Officer) and Eric Conley (Senior Vice President and President, Orthodontics). The non-PEO NEOs for 2024 were Mr. Hammes, Mr. Nance, Mr. Befidi Mr. Reis, and Mr. Keller.
Peer Group Issuers, Footnote	Total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2020. The Peer Group TSR set forth in this table utilizes the S&P 500 Health Care Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

			Equity award adjustments
Year	Executive(s)	SCT Total	Deduct grant date fair value of equity awards reported in SCT	Add year-end value of unvested equity awards granted in year	Change in value of unvested equity awards granted in prior years	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Change in value of equity awards granted in prior years which vested in year
2025	PEO	$10,559,567	$(6,800,197)	$9,139,533	$1,553,693	$—	$(197,679)
	Non-PEO NEOs	$2,350,132	$(1,125,174)	$1,448,541	$129,311	$—	$29,982
2024	First PEO	$8,916,147	$(5,500,191)	$2,723,931	$(1,018,457)	$—	$(910,258)
	Second PEO	$23,825,973	$(21,400,169)	$20,372,839	$(4,218,279)	$—	$4,218,279
	Non-PEO NEOs	$2,374,526	$(1,399,382)	$1,010,312	$(80,640)	$(31,917)	$(42,863)
2023	PEO	$7,059,325	$(5,200,178)	$1,613,810	$(5,825,994)	$—	$536,479
	Non-PEO NEOs	$1,675,659	$(971,147)	$212,290	$(332,625)	$(891,449)	$84,781
2022	PEO	$8,523,732	$(5,100,321)	$2,608,474	$(11,166,139)	$—	$599,000
	Non-PEO NEOs	$1,836,308	$(1,025,211)	$537,397	$(1,446,374)	$—	$55,752
2021	PEO	$9,199,748	$(4,700,022)	$6,694,551	$14,514,792	$—	$3,135,059
	Non-PEO NEOs	$2,474,388	$(1,350,182)	$2,029,238	$1,321,927	$—	$186,151

Non-PEO NEO Average Total Compensation Amount	$ 2,350,132	$ 2,374,526	$ 1,675,659	$ 1,836,308	$ 2,474,388
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,832,791	1,830,036	(222,491)	(42,128)	4,661,522
Adjustment to Non-PEO NEO Compensation Footnote

			Equity award adjustments
Year	Executive(s)	SCT Total	Deduct grant date fair value of equity awards reported in SCT	Add year-end value of unvested equity awards granted in year	Change in value of unvested equity awards granted in prior years	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Change in value of equity awards granted in prior years which vested in year
2025	PEO	$10,559,567	$(6,800,197)	$9,139,533	$1,553,693	$—	$(197,679)
	Non-PEO NEOs	$2,350,132	$(1,125,174)	$1,448,541	$129,311	$—	$29,982
2024	First PEO	$8,916,147	$(5,500,191)	$2,723,931	$(1,018,457)	$—	$(910,258)
	Second PEO	$23,825,973	$(21,400,169)	$20,372,839	$(4,218,279)	$—	$4,218,279
	Non-PEO NEOs	$2,374,526	$(1,399,382)	$1,010,312	$(80,640)	$(31,917)	$(42,863)
2023	PEO	$7,059,325	$(5,200,178)	$1,613,810	$(5,825,994)	$—	$536,479
	Non-PEO NEOs	$1,675,659	$(971,147)	$212,290	$(332,625)	$(891,449)	$84,781
2022	PEO	$8,523,732	$(5,100,321)	$2,608,474	$(11,166,139)	$—	$599,000
	Non-PEO NEOs	$1,836,308	$(1,025,211)	$537,397	$(1,446,374)	$—	$55,752
2021	PEO	$9,199,748	$(4,700,022)	$6,694,551	$14,514,792	$—	$3,135,059
	Non-PEO NEOs	$2,474,388	$(1,350,182)	$2,029,238	$1,321,927	$—	$186,151

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR, and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the TSR of the S&P 500 Health Care Index over the same period.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDA Margin

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our adjusted EBITDA margin during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR, and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the TSR of the S&P 500 Health Care Index over the same period.

Tabular List, Table	•Core Sales Growth •Free Cash Flow •Adjusted EBITDA Margin
Total Shareholder Return Amount	$ 64	57	71	100	134
Peer Group Total Shareholder Return Amount	136	121	120	120	124
Net Income (Loss)	$ 47,000,000.0	$ (1,118,600,000)	$ (100,200,000)	$ 243,100,000	$ 340,500,000
Company Selected Measure Amount	0.137	0.118	0.181	0.201	0.197
Additional 402(v) Disclosure	The amounts shown in the Compensation Actually Paid columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table (“SCT”) Total with certain adjustments as described below.
Measure:: 1
Pay vs Performance Disclosure
Name	Core Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Non-GAAP Measure Description	We determined adjusted EBITDA margin, calculated consistent with how the Company reports adjusted EBITDA to the public, divided by the Company’s total net sales, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.
Paul Keel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,559,567	$ 23,825,973
PEO Actually Paid Compensation Amount	$ 14,254,917	$ 22,798,643
PEO Name	Paul Keel.	Paul Keel.
Amir Aghdaei [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,916,147	$ 7,059,325	$ 8,523,732	$ 9,199,748
PEO Actually Paid Compensation Amount		$ 4,211,172	$ (1,816,558)	$ (4,535,253)	$ 28,844,127
PEO Name		Amir Aghdaei	Amir Aghdaei	Amir Aghdaei	Amir Aghdaei
PEO | Paul Keel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,800,197)	$ (21,400,169)
PEO | Paul Keel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,139,533	20,372,839
PEO | Paul Keel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,553,693	(4,218,279)
PEO | Paul Keel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(197,679)	4,218,279
PEO | Amir Aghdaei [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,500,191)	$ (5,200,178)	$ (5,100,321)	$ (4,700,022)
PEO | Amir Aghdaei [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,723,931	1,613,810	2,608,474	6,694,551
PEO | Amir Aghdaei [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,018,457)	(5,825,994)	(11,166,139)	14,514,792
PEO | Amir Aghdaei [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(910,258)	536,479	599,000	3,135,059
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,125,174)	(1,399,382)	(971,147)	(1,025,211)	(1,350,182)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,448,541	1,010,312	212,290	537,397	2,029,238
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,311	(80,640)	(332,625)	(1,446,374)	1,321,927
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,982	(42,863)	84,781	$ 55,752	$ 186,151
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (31,917)	$ (891,449)